Pay vs Performance Disclosure		12 Months Ended			36 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The tables below and related narrative disclosure present information summarizing the relationship between compensation actually paid (“Compensation Actually Paid” or “CAP”) by us to our NEOs and our financial performance for the periods indicated, calculated in the manner required by Item 402(v) of Regulation S-K under the Exchange Act. The tables and related narrative disclosure should be viewed together for a more complete presentation of such relationship over the periods indicated.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by our NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “—Compensation Discussion and Analysis—” above beginning on page 59.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(4) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in millions)	AB Adjusted OI (Company- Selected Measure)(5) (%)
					Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)
2022	178,882	178,882	9,031,608	8,246,625	131.07	126.76	1,513	3,270
2021	826,549	2,817,046	9,208,918	4,772,898	113.24	186.53	2,699	3,403
2020	154,613,318	296,938,460	8,173,526	12,417,758	157.27	155.71	2,197	3,392
(1)

The Company’s PEO for 2022, 2021 and 2020 was its CEO, Robert Kotick.

(2)

The Company’s non-PEO NEOs were as follows: for 2022 – Daniel Alegre, Brian Bulatao, Grant Dixton and Armin Zerza; for 2021 – Daniel Alegre, Brian Bulatao, Grant Dixton, Dennis Durkin and Armin Zerza; and for 2020 – Daniel Alegre, Dennis Durkin, Claudine Naughton and Chris Walther.

(3)

Cumulative total shareholder return for each of the Company’s common stock and the RDG Technology Composite Index (the “Peer Index”), in the case of Peer Group Total Shareholder Return, assumes $100 invested on December 31, 2019 with dividends reinvested daily. Such total shareholder return performance is not necessarily indicative of future stock price performance.

(4)

The following tables set forth, for the Company’s CEO and non-PEO NEOs, the adjustments, as prescribed by SEC rules, to calculate CAP from the applicable Summary Compensation Table amounts, with all fair values of equity awards computed in accordance with ASC 718. The assumptions used in computing such fair values of equity awards did not differ materially from those used in computing grant date fair values of such awards, with the main differences being inherent updates to reflect the revised measurement date. These included updates to reflect (a) the closing stock price on the applicable revaluation date as the current market price; (b) a reduced expected life, due to time elapsed since the grant date; and (c) in the case of performance or market-based equity instruments, an updated assessment of performance achievement based on the Company’s actual financial performance during the annual periods or stock price performance, as applicable. The fair value models applied in estimating fair values of equity awards remained consistent throughout the periods and consistent with the disclosure for such equity awards in our Annual Reports on the Form 10-K. No adjustments were made in respect of the value of dividends or other earnings paid during the year on equity awards not otherwise reflected in fair value or total compensation, because the Company does not pay dividends or other earnings on equity awards. No adjustments were made in respect of defined benefit and actuarial pension plans, because the Company does not have such plans.

PEO Equity Award Adjustments

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for PEO	178,882	826,549	154,613,318
Minus Amount Reported in “Stock Awards” and “Option Awards” Columns in Summary Compensation Table	—	—	(149,856,770)
Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	—	—	180,588,788
Plus (or minus, if negative) Year-Over-Year Change in Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Prior Years	—	—	112,560,643
Plus Vesting Date Fair Value of Equity Awards Granted and Vested During Year	—	—	—
Plus (or minus, if negative) Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years That Vested During Year	—	1,990,497	—
Minus Prior Year-End Fair Value of Equity Awards That Failed to Meet Vesting Conditions During Year	—	—	(967,519)
Total Adjustments	—	1,990,497	142,325,142
Compensation Actually Paid to PEO	178,882	2,817,046	296,938,460

Average Non-PEO NEO Equity Award Adjustments

	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total for Non-PEO Named Executive Officers	9,031,608	9,208,918	8,173,526
Minus Average Amount Reported in “Stock Awards” and “Option Awards” Columns in Summary Compensation Table	(4,484,649)	(7,830,038)	(5,353,877)
Plus Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	3,319,596	3,521,577	7,853,096
Plus (or minus, if negative) Average Year-Over-Year Change in Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Prior Years	(1,482,071)	(595,715)	1,670,254
Plus Average Vesting Date Fair Value of Equity Awards Granted and Vested During Year	1,251,149	744,384	—
Plus (or minus, if negative) Average Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years That Vested During Year	627,648	(28,756)	74,760
Minus Average Prior Year-End Fair Value of Equity Awards That Failed to Meet Vesting Conditions During Year	(16,655)	(247,472)	—
Total Adjustments	(784,983)	(4,436,020)	4,244,233
Average Compensation Actually Paid to Non-PEO Named Executive Officers	8,246,625	4,772,898	12,417,758

(5) AB Adjusted OI, a non-GAAP measure, is calculated for 2022 as described in “—Financial Measures Used in This Proxy Statement—” above, and for 2021 and 2020 as described in the similarly titled section of the proxy statements for the Company’s annual meetings of shareholders filed with the SEC on Schedule 14A on April 29, 2022 and May 3, 2021 (as revised).

Company Selected Measure Name		AB Adjusted OI
Named Executive Officers, Footnote [Text Block]
(2)

The Company’s non-PEO NEOs were as follows: for 2022 – Daniel Alegre, Brian Bulatao, Grant Dixton and Armin Zerza; for 2021 – Daniel Alegre, Brian Bulatao, Grant Dixton, Dennis Durkin and Armin Zerza; and for 2020 – Daniel Alegre, Dennis Durkin, Claudine Naughton and Chris Walther.

Peer Group Issuers, Footnote [Text Block]
(3)

Cumulative total shareholder return for each of the Company’s common stock and the RDG Technology Composite Index (the “Peer Index”), in the case of Peer Group Total Shareholder Return, assumes $100 invested on December 31, 2019 with dividends reinvested daily. Such total shareholder return performance is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	[1]	$ 178,882	$ 826,549	$ 154,613,318
PEO Actually Paid Compensation Amount	[1],[2]	178,882	2,817,046	296,938,460
Adjustment To PEO Compensation, Footnote [Text Block]

PEO Equity Award Adjustments

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for PEO	178,882	826,549	154,613,318
Minus Amount Reported in “Stock Awards” and “Option Awards” Columns in Summary Compensation Table	—	—	(149,856,770)
Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	—	—	180,588,788
Plus (or minus, if negative) Year-Over-Year Change in Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Prior Years	—	—	112,560,643
Plus Vesting Date Fair Value of Equity Awards Granted and Vested During Year	—	—	—
Plus (or minus, if negative) Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years That Vested During Year	—	1,990,497	—
Minus Prior Year-End Fair Value of Equity Awards That Failed to Meet Vesting Conditions During Year	—	—	(967,519)
Total Adjustments	—	1,990,497	142,325,142
Compensation Actually Paid to PEO	178,882	2,817,046	296,938,460

Non-PEO NEO Average Total Compensation Amount	[3]	9,031,608	9,208,918	8,173,526
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 8,246,625	4,772,898	12,417,758
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEO Equity Award Adjustments

	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total for Non-PEO Named Executive Officers	9,031,608	9,208,918	8,173,526
Minus Average Amount Reported in “Stock Awards” and “Option Awards” Columns in Summary Compensation Table	(4,484,649)	(7,830,038)	(5,353,877)
Plus Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	3,319,596	3,521,577	7,853,096
Plus (or minus, if negative) Average Year-Over-Year Change in Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Prior Years	(1,482,071)	(595,715)	1,670,254
Plus Average Vesting Date Fair Value of Equity Awards Granted and Vested During Year	1,251,149	744,384	—
Plus (or minus, if negative) Average Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years That Vested During Year	627,648	(28,756)	74,760
Minus Average Prior Year-End Fair Value of Equity Awards That Failed to Meet Vesting Conditions During Year	(16,655)	(247,472)	—
Total Adjustments	(784,983)	(4,436,020)	4,244,233
Average Compensation Actually Paid to Non-PEO Named Executive Officers	8,246,625	4,772,898	12,417,758

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Within those overall decreases, CAP for our CEO decreased both years from 2020 to 2022 and average CAP for our non-PEO NEOs decreased from 2020 to 2021 and then increased from 2021 to 2022, while:

●

our TSR decreased from 2020 to 2021 and then increased from 2021 to 2022;

Compensation Actually Paid vs. Net Income [Text Block]					our net income also increased from 2020 to 2021 and then decreased from 2021 to 2022; and
Compensation Actually Paid vs. Company Selected Measure [Text Block]					AB Adjusted OI also increased from 2020 to 2021 and then decreased from 2021 to 2022.
Total Shareholder Return Vs Peer Group [Text Block]					From the end of 2019 to the end of 2022, our TSR was slightly higher relative to the Peer Index TSR, although both were positive over that three-year timeframe.
Tabular List [Table Text Block]

Unranked List of Most Important Financial Performance Measures for 2022 Used to Link Compensation Actually Paid to NEOs to Company Performance

The following list reflects the unranked financial performance measures that we believe are most important for 2022 to link CAP for our NEOs to our performance:

●

AB Adjusted EPS

●

AB Adjusted Free Cash Flow

●

AB Adjusted OI

●

TSR

AB Adjusted OI is described in note (5) above in this section, and each other financial performance measure and AB Adjusted OI are described in more detail under the “Corporate Annual Incentive Plan (CAIP) Bonuses” and “Equity Awards” headings in the “—Compensation Discussion and Analysis—” section above.

However, CAP for our CEO for 2022 was not related to our performance for 2022, and as noted above, instead was a function of his voluntary waiver of all incentive compensation beginning with 2021 and voluntary reduction in base salary as of October 28, 2021 to the lowest amount permitted to be paid to exempt employees under California law.

Total Shareholder Return Amount	[4]	$ 131.07	113.24	157.27
Peer Group Total Shareholder Return Amount	[4]	126.76	186.53	155.71
Net Income (Loss)		$ 1,513,000,000	$ 2,699,000,000	$ 2,197,000,000
Company Selected Measure Amount	[5]	3,270	3,403	3,392
PEO Name					Robert Kotick
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		AB Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		AB Adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		AB Adjusted OI
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		TSR
PEO [Member] | Minus Amount Reported in “Stock Awards” and “Option Awards” Columns in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (149,856,770)
PEO [Member] | Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				180,588,788
PEO [Member] | Plus (or minus, if negative) Year-Over-Year Change in Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				112,560,643
PEO [Member] | Plus (or minus, if negative) Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 1,990,497
PEO [Member] | Minus Prior Year-End Fair Value of Equity Awards That Failed to Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(967,519)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,990,497	142,325,142
Non-PEO NEO [Member] | Minus Amount Reported in “Stock Awards” and “Option Awards” Columns in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (4,484,649)	(7,830,038)	(5,353,877)
Non-PEO NEO [Member] | Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,319,596	3,521,577	7,853,096
Non-PEO NEO [Member] | Plus (or minus, if negative) Year-Over-Year Change in Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,482,071)	(595,715)	1,670,254
Non-PEO NEO [Member] | Plus (or minus, if negative) Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		627,648	(28,756)	74,760
Non-PEO NEO [Member] | Minus Prior Year-End Fair Value of Equity Awards That Failed to Meet Vesting Conditions During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,655)	(247,472)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(784,983)	(4,436,020)	$ 4,244,233
Non-PEO NEO [Member] | Plus Average Vesting Date Fair Value of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,251,149	$ 744,384

[1]	(1) The Company’s PEO for 2022, 2021 and 2020 was its CEO, Robert Kotick.
[2]
(4)

The following tables set forth, for the Company’s CEO and non-PEO NEOs, the adjustments, as prescribed by SEC rules, to calculate CAP from the applicable Summary Compensation Table amounts, with all fair values of equity awards computed in accordance with ASC 718. The assumptions used in computing such fair values of equity awards did not differ materially from those used in computing grant date fair values of such awards, with the main differences being inherent updates to reflect the revised measurement date. These included updates to reflect (a) the closing stock price on the applicable revaluation date as the current market price; (b) a reduced expected life, due to time elapsed since the grant date; and (c) in the case of performance or market-based equity instruments, an updated assessment of performance achievement based on the Company’s actual financial performance during the annual periods or stock price performance, as applicable. The fair value models applied in estimating fair values of equity awards remained consistent throughout the periods and consistent with the disclosure for such equity awards in our Annual Reports on the Form 10-K. No adjustments were made in respect of the value of dividends or other earnings paid during the year on equity awards not otherwise reflected in fair value or total compensation, because the Company does not pay dividends or other earnings on equity awards. No adjustments were made in respect of defined benefit and actuarial pension plans, because the Company does not have such plans.

PEO Equity Award Adjustments

	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for PEO	178,882	826,549	154,613,318
Minus Amount Reported in “Stock Awards” and “Option Awards” Columns in Summary Compensation Table	—	—	(149,856,770)
Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	—	—	180,588,788
Plus (or minus, if negative) Year-Over-Year Change in Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Prior Years	—	—	112,560,643
Plus Vesting Date Fair Value of Equity Awards Granted and Vested During Year	—	—	—
Plus (or minus, if negative) Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years That Vested During Year	—	1,990,497	—
Minus Prior Year-End Fair Value of Equity Awards That Failed to Meet Vesting Conditions During Year	—	—	(967,519)
Total Adjustments	—	1,990,497	142,325,142
Compensation Actually Paid to PEO	178,882	2,817,046	296,938,460

Average Non-PEO NEO Equity Award Adjustments

	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total for Non-PEO Named Executive Officers	9,031,608	9,208,918	8,173,526
Minus Average Amount Reported in “Stock Awards” and “Option Awards” Columns in Summary Compensation Table	(4,484,649)	(7,830,038)	(5,353,877)
Plus Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year	3,319,596	3,521,577	7,853,096
Plus (or minus, if negative) Average Year-Over-Year Change in Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Prior Years	(1,482,071)	(595,715)	1,670,254
Plus Average Vesting Date Fair Value of Equity Awards Granted and Vested During Year	1,251,149	744,384	—
Plus (or minus, if negative) Average Change in Fair Value From Prior Year-End to Vesting Date of Equity Awards Granted in Prior Years That Vested During Year	627,648	(28,756)	74,760
Minus Average Prior Year-End Fair Value of Equity Awards That Failed to Meet Vesting Conditions During Year	(16,655)	(247,472)	—
Total Adjustments	(784,983)	(4,436,020)	4,244,233
Average Compensation Actually Paid to Non-PEO Named Executive Officers	8,246,625	4,772,898	12,417,758

[3]
(2)

The Company’s non-PEO NEOs were as follows: for 2022 – Daniel Alegre, Brian Bulatao, Grant Dixton and Armin Zerza; for 2021 – Daniel Alegre, Brian Bulatao, Grant Dixton, Dennis Durkin and Armin Zerza; and for 2020 – Daniel Alegre, Dennis Durkin, Claudine Naughton and Chris Walther.

[4]
(3)

Cumulative total shareholder return for each of the Company’s common stock and the RDG Technology Composite Index (the “Peer Index”), in the case of Peer Group Total Shareholder Return, assumes $100 invested on December 31, 2019 with dividends reinvested daily. Such total shareholder return performance is not necessarily indicative of future stock price performance.

[5]

(5) AB Adjusted OI, a non-GAAP measure, is calculated for 2022 as described in “—Financial Measures Used in This Proxy Statement—” above, and for 2021 and 2020 as described in the similarly titled section of the proxy statements for the Company’s annual meetings of shareholders filed with the SEC on Schedule 14A on April 29, 2022 and May 3, 2021 (as revised).